Related Party Transactions - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Research and development	$ 166,023	$ 125,000	$ 180,000
General and administrative expense	0	247,000	33,000
Related party transactions	$ 166,023	$ 372,000	$ 213,000